Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies

	June 30, 2025	December 31, 2024
(in $ millions)
Book value of vessels secured against long-term loans (1)	838.4	853.0
Total	838.4	853.0

(1) Legal owner of the vessels are the respective leasing companies, see note 13.

Contingencies

We may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. A contingent liability will be recognized in the consolidated financial statements only where we believe that a liability will be probable and for which the amounts are reasonably estimable, based upon the facts known prior to the issuance of the financial statements.